Income Taxes (Details)	12 Months Ended
	Dec. 31, 2014	Jan. 24, 2013	Jan. 23, 2013
Subsidiary or Equity Method Investee [Line Items]
Period during which tax credits were earned (in years)	4 years
Haverhill Coke Company LLC and Middletown Coke Company LLC | IPO
Subsidiary or Equity Method Investee [Line Items]
Interest in Partnership (as a percent)		65.00%	65.00%